Oct. 26, 2020
AAF First Priority CLO Bond ETF
AAF First Priority CLO Bond ETF
AAF First Priority CLO Bond ETF (AAA)
(the “Fund”)

October 26, 2020

Supplement to the Summary Prospectus
dated August 31, 2020

and

Prospectus and Statement of Additional Information (the “SAI”)
dated August 14, 2020

The “Principal Investment Strategies” section on pages 1–2 of the Summary Prospectus is supplemented to include the following: “The Fund will not invest in derivatives such as options, futures, swaps, or forwards for any purpose.”
The “LIBOR Discontinuance or Unavailability Risk” in the section entitled “Principal Investment Risks” on page 4 of the Summary Prospectus and the section entitled “Additional Information About the Fund—Principal Investment Risks” on pages 9–10 of the Prospectus is revised to delete references to “derivatives”.
Principal Investment Strategies
“The Fund will not invest in derivatives such as options, futures, swaps, or forwards for any purpose.”
Principal Investment Risks
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.